PLAN DESCRIPTION	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
PLAN DESCRIPTION	PLAN DESCRIPTION
The following description of Sinclair, Inc. 401(k) Retirement Savings Plan (the “Plan”) provides only general information. Participants should refer to the Summary Plan Description for a more complete description of the Plan's provisions. Copies of this summary are available from Sinclair, Inc. (the “Company” or “Employer”), Human Resources Department.

General

The Plan was adopted on January 1, 1988 and has since had multiple amendments or restatements pursuant to an Empower Retirement ("Empower"), previously known as Massachusetts Mutual Life Insurance Company, Non-standardized 401(k) Profit Sharing Plan Volume Submitter Plan Document.

During the year ended 2024, Diamond Sports Group, LLC (“Diamond”) was divested from the Plan due to a change in Diamond ownership. As a result of this transaction, employees of Diamond ceased to be eligible to participate in the Plan. Assets attributable to affected participants were fully vested and transferred out of the Plan in accordance with regulatory requirements. The divestiture did not have a material impact on the overall financial condition of the Plan.

The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”). The Plan is a defined contribution plan covering substantially all of the Company’s employees. Empower is the third party administrator of the Plan. Empower Trust Company is the trustee of the Plan. Empower is the administrator of the Plan and operates the plan in accordance with the Plan documents. The Board of Directors of Sinclair is responsible for oversight of the Plan. The Investment Committee, along with Justin Retirement, determine the appropriateness of the Plan’s investment offerings, monitors investment performance and reports to the Plan’s Board of Directors. An employee is eligible to participate in the Plan on the first day of the month following the completion of 30 days of employment. Rehires, if eligible to participate in the Plan on their date of termination, are eligible to enter the Plan on the date of rehire. Although employees may participate in the Plan, they will not be eligible to receive the Company match until they have completed one year of service. An employee will earn a year of service if they are credited 1,000 hours during the 12-month period immediately following their date of hire or if they are credited 1,000 hours during any Plan year beginning after their date of hire. Employees are credited 45 hours of service per week towards their eligibility. The Plan's service requirement for participation is 30 days.

Contributions

Employees contribute to the Plan through payroll deductions, up to a maximum of 85% of their total compensation. Participants who have attained age 50 before the end of the Plan year are eligible to make catch-up contributions. Participants may also contribute amounts representing distributions from other qualified plans (rollovers). Each participant’s account is credited with the participant’s contribution, the Company’s matching contribution, and the participant’s pro rata share of earnings or losses on invested assets of the trust funds. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

The Company's matching contribution for all participating employees is 100% of the first 3% of contributions made by an eligible employee plus 50% match up to the next 2%. All matching contributions are 100% vested immediately. The maximum Company match is 4% for participants who elect to contribute 5% or greater. Participants who received the Company match prior to the Safe Harbor Match amendment, which became effective as of January 1, 2018, are subject to the vesting schedule in place at the time of the earned match. Participants subject to the prior vesting schedule become 20% vested in Employer contribution amounts credited to their account after two years of service, 40% vested after three years of service, 60% vested after four years of service, 80% vested after five years of service and 100% vested after six years of service. Contributions to the Plan are invested in the available investment options in accordance with the participant’s election. Contributions are subject to certain Internal Revenue Service (“IRS”) limitations.

A terminating member of the Plan has the option to maintain their account (if the balance is over $7,000) or be paid the current value of their contributions and any vested Employer contributions to the Plan, reduced by any outstanding loan balances. The terminating member must forfeit the current unvested value of the Employer’s contribution to their account. In accordance with the terms of the Plan, such forfeitures are first applied to pay administrative expenses of the Plan, if any, and then to reduce future contributions required of the Employer. Participants are fully vested in their contribution to the Plan and related earnings.
Unallocated assets which consist of forfeited amounts and unapplied loan payments in the Plan were $727,032 and $656,538 as of December 31, 2025 and 2024, respectively. During 2025, forfeitures of $20,000 were used to fund Employer contributions. Unallocated assets relating to forfeited amounts are invested in the guaranteed investment contract.

The December 31, 2025 and 2024 Employer contributions consist of a receivable that was funded subsequent to the Plan’s year end with the Company’s common stock. The Company may also make additional discretionary profit sharing contributions each year. There were no additional discretionary contributions during the year ended December 31, 2025.

Upon enrollment, a participant may direct employee contributions to any of the Plan’s available fund options except the Sinclair, Inc. Common Stock Fund (the "Common Stock Fund"). Employer contributions are invested in the Common Stock Fund, but may be redirected by participants to other fund options immediately. Participants may subsequently redirect invested balances back into the Common Stock Fund up to the amount previously included in the Common Stock Fund.

Excess Contributions Refundable

As of December 31, 2025 and 2024, the Plan refunded participants $9,117 and $4,141, respectively, in excess contributions as limited by the IRS. The refund was recorded as a liability to certain employees with a corresponding reduction to contributions.

Payment of Benefits

Participants may elect one of several methods to receive their vested benefits including: (a) a joint and survivor option whereby the employee receives a reduced monthly benefit during his/her lifetime and, upon death, the surviving spouse will receive a monthly benefit for his/her lifetime; (b) the purchase of a life annuity; (c) equal installments over a period of not more than the participant’s assumed life expectancy (or participant’s and participant’s beneficiary’s assumed life expectancy) at the time of distribution; (d) a lump sum distribution; or (e) partial distributions. In the absence of such election by the participant, the method of distribution shall be determined by the Plan. Upon termination of employment before normal retirement, a lump sum distribution may also be made.

Participant Notes Receivable

Participants have the option to borrow from the vested portion of their account. The minimum loan amount is $1,000 and the maximum loan permitted is the lesser of: (1) $50,000; or (2) one-half of their vested balance, and is secured by the balance in the participant’s account with interest charged based on the prime rate at the time of borrowing plus 1%. Participants may have two loans outstanding at one time. Generally, the term of the loans may not exceed five years. Interest income from these loans is treated as income to the Plan. Principal and interest are paid ratably through bi-weekly payroll deductions.

Plan Termination

Although the Company has not expressed any intent to do so, the Company has the right under the Plan to discontinue contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of Plan termination, participants will become 100% vested in their accounts.